Geographic Information (Details) - Schedule of property and equipment - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Geographic Information (Details) - Schedule of property and equipment [Line Items]
Property and equipment	$ 45,709	$ 58,123
Israel [Member]
Geographic Information (Details) - Schedule of property and equipment [Line Items]
Property and equipment	16,184	22,263
North America [Member]
Geographic Information (Details) - Schedule of property and equipment [Line Items]
Property and equipment	8,794	4,737
APAC [Member]
Geographic Information (Details) - Schedule of property and equipment [Line Items]
Property and equipment	17,229	20,104
Europe [Member]
Geographic Information (Details) - Schedule of property and equipment [Line Items]
Property and equipment	$ 3,502	$ 11,019